Transamerica International Focus

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.3%
Northern Star Resources Ltd.	3,002,381	$ 17,893,960

Austria - 2.5%
Erste Group Bank AG	757,429	35,402,671

China - 3.5%
Airtac International Group	678,144	23,808,975
ANTA Sports Products Ltd.	1,607,100	24,131,041

		47,940,016

Finland - 1.1%
Neste OYJ	330,560	14,908,097

France - 9.2%
Sanofi	373,757	39,080,783
TotalEnergies SE	809,701	46,045,608
Vinci SA	393,878	43,171,601

		128,297,992

Germany - 3.1%
Bayerische Motoren Werke AG	413,284	43,743,177

Ireland - 8.5%
ICON PLC (A)	146,789	39,004,773
Kingspan Group PLC	377,318	36,319,513
Smurfit Kappa Group PLC	808,407	42,607,596

		117,931,882

Israel - 3.3%
Bank Leumi Le-Israel BM	1,609,233	17,259,010
Nice Ltd., ADR (A) (B)	114,343	29,278,669

		46,537,679

Italy - 4.7%
Amplifon SpA (B)	501,097	21,299,673
Enel SpA	3,764,240	28,971,841
Interpump Group SpA	237,528	14,668,206

		64,939,720

Japan - 19.6%
Asahi Group Holdings Ltd.	911,600	37,212,153
Food & Life Cos. Ltd.	670,600	20,092,565
Haseko Corp.	1,403,600	17,822,293
Lasertec Corp.	134,800	30,240,676
Nidec Corp.	193,200	17,123,277
Nitori Holdings Co. Ltd.	165,900	23,767,262
Open House Group Co. Ltd.	525,200	27,191,281
Pan Pacific International Holdings Corp.	857,400	11,539,598
SoftBank Group Corp.	264,400	11,712,798
Taiyo Yuden Co. Ltd.	644,400	31,299,275
Tokyo Electron Ltd.	91,800	44,902,406

		272,903,584

Netherlands - 2.1%
Euronext NV (C)	307,265	29,624,122

Norway - 5.6%
DnB Bank ASA	1,602,709	38,144,783
Equinor ASA	1,421,460	39,186,550

		77,331,333

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 2.6%
Samsung Electronics Co. Ltd.	584,777	$ 36,372,590

Singapore - 3.2%
DBS Group Holdings Ltd.	1,710,400	44,926,851

Spain - 1.9%
Iberdrola SA	2,332,776	26,743,460

Sweden - 3.3%
Epiroc AB, Class A	429,205	9,158,860
Epiroc AB, Class B	1,235,393	22,359,189
Thule Group AB (C)	300,992	14,527,812

		46,045,861

Switzerland - 7.3%
Lonza Group AG	51,269	35,346,995
Roche Holding AG	100,494	38,891,093
Swiss Life Holding AG	42,009	27,037,400

		101,275,488

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	315,939	38,743,600

United Kingdom - 11.3%
Ashtead Group PLC	493,575	35,304,422
Beazley PLC (A)	2,399,602	15,931,437
British American Tobacco PLC	650,024	27,752,759
Legal & General Group PLC	9,809,168	38,353,431
Rio Tinto PLC, ADR (B)	562,652	40,173,353

		157,515,402

Total Common Stocks (Cost $1,031,647,447)		1,349,077,485

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (D)	15,225,450	15,225,450

Total Other Investment Company (Cost $15,225,450)		15,225,450

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.00% (D), dated 01/31/2022, to be repurchased at $19,044,403 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $19,425,422.	$ 19,044,403	19,044,403

Total Repurchase Agreement (Cost $19,044,403)		19,044,403

Total Investments (Cost $1,065,917,300)		1,383,347,338
Net Other Assets (Liabilities) - 0.6%		7,743,180

Net Assets - 100.0%		$ 1,391,090,518

Transamerica Funds	Page 1

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.8%	$135,733,315
Semiconductors & Semiconductor Equipment	8.2	113,886,682
Oil, Gas & Consumable Fuels	7.2	100,140,255
Insurance	5.9	81,322,268
Pharmaceuticals	5.6	77,971,876
Life Sciences Tools & Services	5.4	74,351,768
Machinery	5.1	69,995,230
Metals & Mining	4.2	58,067,313
Electric Utilities	4.0	55,715,301
Household Durables	3.3	45,013,574
Automobiles	3.2	43,743,177
Construction & Engineering	3.1	43,171,601
Containers & Packaging	3.1	42,607,596
Beverages	2.7	37,212,153
Technology Hardware, Storage & Peripherals	2.6	36,372,590
Building Products	2.6	36,319,513
Trading Companies & Distributors	2.6	35,304,422
Electronic Equipment, Instruments & Components	2.3	31,299,275
Capital Markets	2.1	29,624,122
Software	2.1	29,278,669
Tobacco	2.0	27,752,759
Textiles, Apparel & Luxury Goods	1.7	24,131,041
Specialty Retail	1.7	23,767,262
Health Care Providers & Services	1.5	21,299,673
Hotels, Restaurants & Leisure	1.5	20,092,565
Electrical Equipment	1.2	17,123,277
Leisure Products	1.1	14,527,812
Wireless Telecommunication Services	0.9	11,712,798
Multiline Retail	0.8	11,539,598

Investments	97.5	1,349,077,485
Short-Term Investments	2.5	34,269,853

Total Investments	100.0%	$1,383,347,338

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$147,200,395	$1,201,877,090	$—	$1,349,077,485
Other Investment Company	15,225,450	—	—	15,225,450
Repurchase Agreement	—	19,044,403	—	19,044,403

Total Investments	$162,425,845	$1,220,921,493	$—	$1,383,347,338

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $55,194,706, collateralized by cash collateral of $15,225,450 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $41,256,962. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $44,151,934, representing 3.2% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus (formerly, Transamerica International Growth) (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4